Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Consolidated Net Earnings	$ 154,294	$ 119,432	$ 85,527
Adjustments to reconcile consolidated net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	222,746	173,761	177,211
Stock-based compensation expense	8,993	7,008	7,781
Gains on divestitures and sales of assets	(52,297)	(2,265)	(956)
Deferred income taxes	50,292	24,113	13,929
Excess tax benefits from stock-based compensation transactions	(2,508)	(2,368)	(777)
Other items, net	4,795	(429)	2,073
Changes in operating assets and liabilities, net of effects of acquisitions and divestitures:
Accounts receivable, net	(16,650)	(22,523)	(20,302)
Inventories, net	(12,020)	(11,639)	(9,640)
Accounts payable	5,303	20,063	(8,673)
Other assets and liabilities, net	18,710	3,798	(23,484)
Net Cash Provided by Operating Activities	381,658	308,951	222,689
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(232,183)	(155,233)	(151,023)
Acquisitions, net	(189)	(64,478)	(160)
Cash received in acquisition	59,887
Proceeds from divestitures and sales of assets	121,985	8,564	9,973
Payment of railcar construction advances	(14,513)
Reimbursement of railcar construction advances	14,513
Repayments from affiliate	1,175
Loan to affiliate		(3,402)	(2,000)
Net Cash Used for Investing Activities	(49,325)	(214,549)	(143,210)
Cash Flows from Financing Activities:
Borrowings of long-term debt	868,762	604,417	181,000
Repayments of long-term debt	(1,057,289)	(621,142)	(193,655)
Debt issuance costs	(2,782)	(2,148)	(621)
Change in bank overdraft	(2,373)	2,556
Payments on capital lease obligations	(3,075)	(28)
Dividends paid	(91,304)	(74,197)	(73,767)
Distributions to owners of noncontrolling interests	(800)	(876)	(800)
Purchase of remaining interest in existing subsidiaries	(19,480)
Issuances of common stock	39,714	11,691	6,959
Excess tax benefits from stock-based compensation transactions	2,508	2,368	777
Net Cash Used for Financing Activities	(266,119)	(77,359)	(80,107)
Net Increase (Decrease) in Cash and Cash Equivalents	66,214	17,043	(628)
Cash and Cash Equivalents, beginning of year	42,437	25,394	26,022
Cash and Cash Equivalents, end of year	108,651	42,437	25,394
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	81,304	52,034	53,039
Cash paid for income taxes	$ 15,955	$ 23,491	$ 12,826